Payden Emerging Markets Bond Fund

Schedule of Investments
- January 31, 2026 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Bond (96%)
Albania (EUR) (0%
)
520,000 Albania Government International Bond 144A,
3.50%, 11/23/31 EUR (a)(b) $ 615
2,790,000 Albania Government International Bond 144A,
4.75%, 2/14/35 EUR (a)(b) 3,369
3,984
Angola (USD) (1%
)
4,595,000 Angolan Government International Bond
144A, 8.75%, 4/14/32 (a) 4,507
5,850,000 Angolan Government International Bond
144A, 9.13%, 11/26/49 (a) 5,076
1,975,000 Angolan Government International Bond
144A, 9.24%, 1/15/31 (a) 1,990
11,573
Argentina (USD) (4%
)
6,361,200 Argentine Republic Government International
Bond , 0.75%, 7/09/30  5,397
1,203,296 Argentine Republic Government International
Bond , 1.00%, 7/09/29  1,063
9,357,500 Argentine Republic Government International
Bond , 3.50%, 7/09/41  6,789
26,610,476 Argentine Republic Government International
Bond , 4.13%, 7/09/35  20,650
1,580,090 Argentine Republic Government International
Bond , 5.00%, 1/09/38  1,275
3,325,000 Province of Santa Fe 144A, 8.10%, 12/11/34 (a) 3,245
38,419
Bahamas (USD) (1%
)
6,095,000 Bahamas Government International Bond
144A, 8.25%, 6/24/36 (a) 6,818
515,000 Intercorp Peru Ltd. 144A, 3.88%, 8/15/29 (a) 501
7,319
Bahrain (USD) (0%
)
2,200,000 Bahrain Government International Bond 144A,
7.10%, 2/03/38 (a) 2,200
Benin (USD) (0%
)
1,395,000 Benin Government International Bond 144A,
7.96%, 2/13/38 (a) 1,458
Bermuda (USD) (0%
)
1,840,000 Star Energy Geothermal Darajat II/Star Energy
Geothermal Salak 144A, 4.85%, 10/14/38 (a) 1,786
Brazil (BRL) (2%
)
26,412,085 Brazil Notas do Tesouro Nacional Serie B ,
6.00%, 8/15/50 BRL (b) 4,433
45,000,000 Brazil Notas do Tesouro Nacional Serie F ,
10.00%, 1/01/31 BRL (b) 7,651
28,500,000 Brazil Notas do Tesouro Nacional Serie F ,
10.00%, 1/01/33 BRL (b) 4,649
16,733
Brazil (USD) (2%
)
2,850,000 Brazilian Government International Bond ,
5.50%, 2/04/33  2,812
3,980,000 Brazilian Government International Bond ,
6.00%, 10/20/33  4,032
8,255,000 Brazilian Government International Bond ,
6.13%, 3/15/34  8,370
Principal
or Shares Security Description
Value
(000)
2,750,000 Brazilian Government International Bond ,
8.25%, 1/20/34  $ 3,189
18,403
Canada (USD) (0%
)
1,709,000 Aris Mining Corp. 144A, 8.00%, 10/31/29 (a) 1,793
1,720,000 First Quantum Minerals Ltd. 144A, 8.63%,
6/01/31 (a) 1,809
3,602
Cayman Islands (USD) (2%
)
2,842,523 Bioceanico Sovereign Certificate Ltd. 144A,
2.80%, 6/05/34 (a)(c) 2,337
2,415,000 Energuate Trust 2 0 144A, 6.35%, 9/15/35 (a) 2,415
2,535,000 Gaci First Investment Co. , 5.38%, 10/13/22 (d) 2,168
2,150,000 IHS Holding Ltd. 144A, 7.88%, 5/29/30 (a) 2,218
1,610,000 Industrial Subordinated Trust 2 0 144A, (5 yr.
US Treasury Yield Curve Rate T Note Constant
Maturity + 2.864%), 6.55%, 4/15/36 (a)(e) 1,635
2,452,000 Liberty Costa Rica Senior Secured Finance
144A, 10.88%, 1/15/31 (a) 2,583
1,655,000 Melco Resorts Finance Ltd. 144A, 7.63%,
4/17/32 (a) 1,737
2,560,000 Sable International Finance Ltd. 144A, 7.13%,
10/15/32 (a) 2,591
17,684
Chile (USD) (1%
)
4,095,429 Alfa Desarrollo SpA 144A, 4.55%, 9/27/51 (a) 3,277
1,550,000 Banco de Credito e Inversiones SA 144A, (5 yr.
US Treasury Yield Curve Rate T Note Constant
Maturity + 4.944%), 8.75% (a)(e)(f) 1,674
2,765,000 Chile Government International Bond , 3.10%,
5/07/41  2,130
1,760,000 Corp. Nacional del Cobre de Chile 144A,
6.30%, 9/08/53 (a) 1,798
2,530,000 Corp. Nacional del Cobre de Chile 144A,
6.78%, 1/13/55 (a) 2,719
11,598
Colombia (USD) (1%
)
4,135,000 Colombia Government International Bond ,
7.38%, 9/18/37  4,209
5,365,000 Colombia Government International Bond ,
7.75%, 11/07/36  5,615
3,486,000 Colombia Government International Bond ,
8.00%, 11/14/35  3,730
13,554
Costa Rica (USD) (2%
)
7,215,000 Costa Rica Government International Bond
144A, 6.55%, 4/03/34 (a) 7,834
4,400,000 Costa Rica Government International Bond
144A, 7.16%, 3/12/45 (a) 4,824
2,775,000 Costa Rica Government International Bond
144A, 7.30%, 11/13/54 (a) 3,092
15,750
Dominican Republic (USD) (3%
)
1,900,000 Dominican Republic International Bond 144A,
4.50%, 1/30/30 (a) 1,856
4,780,000 Dominican Republic International Bond 144A,
4.88%, 9/23/32 (a) 4,588
3,555,000 Dominican Republic International Bond 144A,
5.88%, 10/28/35 (a) 3,544

Payden Mutual Funds
Payden Emerging Markets Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
3,540,000 Dominican Republic International Bond 144A,
6.00%, 7/19/28 (a) $ 3,632
2,780,000 Dominican Republic International Bond 144A,
6.00%, 2/22/33 (a) 2,838
1,580,000 Dominican Republic International Bond 144A,
6.60%, 6/01/36 (a) 1,655
7,445,000 Dominican Republic International Bond 144A,
6.95%, 3/15/37 (a) 7,959
26,072
Ecuador (USD) (3%
)
3,042,050 Ecuador Government International Bond 144A,
5.00%, 7/31/40 (a) 2,517
6,748,500 Ecuador Government International Bond 144A,
6.90%, 7/31/35 (a) 6,168
8,480,000 Ecuador Government International Bond 144A,
8.75%, 1/29/34 (a) 8,586
4,145,000 Ecuador Government International Bond 144A,
9.25%, 1/29/39 (a) 4,249
5,160,000 Ecuador Government International Bond 144A,
13.07%, 7/31/30 (a)(c) 4,354
25,874
Egypt (EUR) (1%
)
7,740,000 Egypt Government International Bond 144A,
6.38%, 4/11/31 EUR (a)(b) 9,315
Egypt (USD) (1%
)
3,265,000 Egypt Government International Bond 144A,
7.63%, 5/29/32 (a) 3,396
7,130,000 Egypt Government International Bond 144A,
7.90%, 2/21/48 (a) 6,470
4,290,000 Egypt Government International Bond 144A,
8.75%, 9/30/51 (a) 4,198
14,064
El Salvador (USD) (1%
)
2,720,000 El Salvador Government International Bond
144A, 0.25%, 4/17/30 (a) 80
1,165,000 El Salvador Government International Bond
144A, 7.63%, 2/01/41 (a) 1,168
3,055,000 El Salvador Government International Bond
144A, 9.25%, 4/17/30 (a) 3,318
2,845,000 El Salvador Government International Bond
144A, 9.50%, 7/15/52 (a) 3,248
7,814
Gabon (USD) (1%
)
5,848,000 Gabon Government International Bond 144A,
6.63%, 2/06/31 (a) 5,000
Ghana (USD) (1%
)
176,479 Ghana Government International Bond 144A,
4.72%, 7/03/26 (a)(c) 173
556,264 Ghana Government International Bond 144A,
4.96%, 1/03/30 (a)(c) 487
3,822,432 Ghana Government International Bond 144A,
5.00%, 7/03/29 (a) 3,753
97,405 Ghana Government International Bond , 5.00%,
7/03/29 (d) 96
8,322,542 Ghana Government International Bond 144A,
5.00%, 7/03/35 (a) 7,619
160,080 Ghana Government International Bond , 5.00%,
7/03/35 (d) 146
18,535 Ghana Government International Bond , 5.05%,
1/03/30 (c)(d) 16
Principal
or Shares Security Description
Value
(000)
3,680 Ghana Government International Bond , 5.19%,
7/03/26 (c)(d) $ 4
12,294
Guatemala (USD) (1%
)
4,035,000 Guatemala Government Bond 144A, 5.38%,
4/24/32 (a) 4,074
8,680,000 Guatemala Government Bond 144A, 6.60%,
6/13/36 (a) 9,298
13,372
Hungary (USD) (3%
)
8,385,000 Hungary Government International Bond
144A, 2.13%, 9/22/31 (a) 7,242
5,150,000 Hungary Government International Bond
144A, 3.13%, 9/21/51 (a) 3,179
6,135,000 Hungary Government International Bond
144A, 5.25%, 6/16/29 (a) 6,259
8,030,000 Hungary Government International Bond
144A, 5.50%, 6/16/34 (a) 8,118
2,155,000 Hungary Government International Bond
144A, 6.00%, 9/26/35 (a) 2,226
2,170,000 Hungary Government International Bond
144A, 6.25%, 9/22/32 (a) 2,307
29,331
India (USD) (1%
)
1,675,000 Muthoot Finance Ltd. 144A, 7.13%,
2/14/28 (a) 1,717
1,531,400 SAEL/SPREPL/SSSPL/JGPEPL/SKREPL/
UBEPL 144A, 7.80%, 7/31/31 (a) 1,583
655,000 Shriram Finance Ltd. 144A, 6.15%, 4/03/28 (a) 675
1,655,000 Shriram Finance Ltd. 144A, 6.63%, 4/22/27 (a) 1,692
5,667
Indonesia (USD) (2%
)
3,030,000 Hutama Karya Persero PT 144A, 3.75%,
5/11/30 (a) 2,918
8,235,000 Indonesia Government International Bond ,
4.45%, 4/15/70  6,457
4,105,000 Indonesia Government International Bond
144A, 6.63%, 2/17/37 (a) 4,619
4,510,000 Perusahaan Penerbit SBSN Indonesia III 144A,
5.65%, 11/25/54 (a) 4,484
18,478
Ivory Coast (EUR) (0%
)
579,000 Ivory Coast Government International Bond
144A, 4.88%, 1/30/32 EUR (a)(b) 677
1,950,000 Ivory Coast Government International Bond
144A, 5.88%, 10/17/31 EUR (a)(b) 2,379
3,056
Ivory Coast (USD) (1%
)
3,535,000 Ivory Coast Government International Bond
144A, 6.13%, 6/15/33 (a) 3,502
1,713,000 Ivory Coast Government International Bond
144A, 6.38%, 3/03/28 (a) 1,743
6,660,000 Ivory Coast Government International Bond
144A, 8.08%, 4/01/36 (a) 7,142
1,740,000 Ivory Coast Government International Bond
144A, 8.25%, 1/30/37 (a) 1,882
14,269

Principal
or Shares Security Description
Value
(000)
Jordan (USD) (0%
)
1,320,000 Jordan Government International Bond 144A,
7.75%, 1/15/28 (a) $ 1,377
Kazakhstan (USD) (2%
)
8,125,000 Kazakhstan Government International Bond
144A, 4.71%, 4/09/35 (a) 8,012
3,640,000 Kazakhstan Government International Bond
144A, 5.00%, 7/01/32 (a) 3,678
3,470,000 Kazakhstan Government International Bond
144A, 5.50%, 7/01/37 (a) 3,530
15,220
Kenya (USD) (1%
)
2,755,000 Republic of Kenya Government International
Bond 144A, 7.88%, 10/09/33 (a) 2,777
1,660,000 Republic of Kenya Government International
Bond 144A, 8.80%, 10/09/38 (a) 1,683
2,500,000 Republic of Kenya Government International
Bond 144A, 9.50%, 3/05/36 (a) 2,684
2,260,000 Republic of Kenya Government International
Bond 144A, 9.75%, 2/16/31 (a) 2,501
9,645
Lebanon (USD) (1%
)
4,065,000 Lebanon Government International Bond Series
10Y, 6.00%, 1/22/27 (d)(g) 1,194
4,045,000 Lebanon Government International Bond ,
6.20%, 2/26/26 (d)(g) 1,193
3,365,000 Lebanon Government International Bond ,
6.60%, 11/27/26 (d)(g) 988
1,096,000 Lebanon Government International Bond ,
6.65%, 2/26/30 (d)(g) 323
2,290,000 Lebanon Government International Bond Series
15Y, 6.75%, 11/29/27 (d)(g) 677
1,210,000 Lebanon Government International Bond ,
6.85%, 5/25/29 (d)(g) 359
4,140,000 Lebanon Government International Bond Series
15YR, 7.00%, 3/23/32 (d)(g) 1,241
5,975
Luxembourg (USD) (1%
)
3,835,000 EIG Pearl Holdings Sarl 144A, 4.39%,
11/30/46 (a) 3,212
1,700,000 Greensaif Pipelines Bidco Sarl 144A, 5.85%,
2/23/36 (a) 1,766
445,000 Minerva Luxembourg SA 144A, 4.38%,
3/18/31 (a) 415
1,990,000 Saavi Energia Sarl 144A, 8.88%, 2/10/35 (a) 2,157
1,826,845 Tierra Mojada Luxembourg II Sarl 144A,
5.75%, 12/01/40 (a) 1,788
9,338
Malaysia (USD) (1%
)
1,805,000 Petronas Capital Ltd. 144A, 4.55%, 4/21/50 (a) 1,583
4,930,000 Petronas Capital Ltd. 144A, 5.34%, 4/03/35 (a) 5,108
6,691
Mexico (EUR) (0%
)
2,070,000 Mexico Government International Bond ,
4.88%, 5/16/36 EUR (b) 2,455
Mexico (MXN) (3%
)
26,900,000 Grupo Televisa SAB , 7.25%, 5/14/43 MXN (b) 968
285,120,000 Mexican Bonos Series M, 7.75%, 11/13/42
MXN (b) 14,255
Principal
or Shares Security Description
Value
(000)
138,980,000 Mexican Bonos Series M, 8.00%, 4/15/32
MXN (b) $ 7,756
75,790,000 Mexican Bonos Series M, 10.00%, 11/20/36
MXN (b) 4,698
27,677
Mexico (USD) (5%
)
1,475,000 Banco Nacional de Comercio Exterior SNC
144A, 5.88%, 5/07/30 (a) 1,530
2,785,000 BBVA Mexico SA Institucion De Banca
Multiple Grupo Financiero BBVA Mexico
144A, (5 yr. US Treasury Yield Curve Rate T
Note Constant Maturity + 2.650%), 5.13%,
1/18/33 (a)(e)(h) 2,754
1,320,000 Comision Federal de Electricidad 144A, 6.05%,
1/28/34 (a) 1,322
3,155,887 Fermaca Enterprises S de RL de CV 144A,
6.38%, 3/30/38 (a) 3,217
604,210 FIEMEX Energia-Banco Actinver SA
Institucion de Banca Multiple 144A, 7.25%,
1/31/41 (a) 629
1,990,000 Mexico Government International Bond ,
4.88%, 5/19/33  1,907
2,030,000 Mexico Government International Bond ,
5.38%, 3/22/33  2,006
2,120,000 Mexico Government International Bond ,
5.85%, 7/02/32  2,168
1,320,000 Mexico Government International Bond ,
6.00%, 5/07/36  1,329
4,920,000 Mexico Government International Bond ,
6.34%, 5/04/53  4,677
1,330,000 Mexico Government International Bond ,
6.88%, 5/13/37  1,410
5,015,000 Petroleos Mexicanos , 5.95%, 1/28/31  4,896
5,425,000 Petroleos Mexicanos , 6.63%, 6/15/35  5,172
10,486,000 Petroleos Mexicanos , 6.70%, 2/16/32  10,476
860,000 Petroleos Mexicanos , 6.95%, 1/28/60  701
8,745,000 Petroleos Mexicanos , 7.69%, 1/23/50  7,874
52,068
Montenegro (USD) (0%
)
1,705,000 Montenegro Government International Bond
144A, 7.25%, 3/12/31 (a) 1,817
Morocco (EUR) (1%
)
5,980,000 Morocco Government International Bond
144A, 4.75%, 4/02/35 EUR (a)(b) 7,217
Morocco (USD) (0%
)
1,940,000 Morocco Government International Bond
144A, 6.50%, 9/08/33 (a) 2,092
965,000 OCP SA 144A, 6.10%, 4/30/30 (a) 1,005
1,700,000 OCP SA 144A, 6.70%, 3/01/36 (a) 1,805
4,902
Netherlands (USD) (0%
)
955,000 Yinson Bergenia Production BV 144A, 8.50%,
1/31/45 (a) 1,039
937,456 Yinson Boronia Production BV 144A, 8.95%,
7/31/42 (a) 1,042
2,081
Nigeria (USD) (3%
)
1,945,000 Nigeria Government International Bond 144A,
6.13%, 9/28/28 (a) 1,966

Payden Mutual Funds
Payden Emerging Markets Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
2,290,000 Nigeria Government International Bond 144A,
6.50%, 11/28/27 (a) $ 2,324
7,110,000 Nigeria Government International Bond 144A,
7.14%, 2/23/30 (a) 7,348
4,575,000 Nigeria Government International Bond 144A,
7.70%, 2/23/38 (a) 4,531
2,190,000 Nigeria Government International Bond 144A,
8.38%, 3/24/29 (a) 2,333
2,490,000 Nigeria Government International Bond 144A,
9.13%, 1/13/46 (a) 2,669
4,045,000 Nigeria Government International Bond 144A,
10.38%, 12/09/34 (a) 4,785
25,956
Oman (USD) (2%
)
2,065,000 Oman Government International Bond 144A,
5.38%, 3/08/27 (a) 2,088
8,280,000 Oman Government International Bond 144A,
5.63%, 1/17/28 (a) 8,474
2,265,000 Oman Government International Bond 144A,
6.25%, 1/25/31 (a) 2,409
2,610,000 Oman Government International Bond 144A,
6.50%, 3/08/47 (a) 2,762
1,870,000 Oman Government International Bond 144A,
7.38%, 10/28/32 (a) 2,133
17,866
Pakistan (USD) (1%
)
5,595,000 Pakistan Government International Bond
144A, 7.38%, 4/08/31 (a) 5,644
2,665,000 Pakistan Government International Bond
144A, 8.88%, 4/08/51 (a) 2,682
8,326
Panama (USD) (2%
)
2,480,000 Panama Government International Bond ,
4.30%, 4/29/53  1,825
2,845,000 Panama Government International Bond ,
4.50%, 4/16/50  2,173
2,275,000 Panama Government International Bond ,
6.40%, 2/14/35  2,385
6,580,000 Panama Government International Bond ,
7.50%, 3/01/31  7,262
5,750,000 Panama Government International Bond ,
8.00%, 3/01/38  6,659
20,304
Paraguay (USD) (2%
)
1,740,000 Paraguay Government International Bond
144A, 2.74%, 1/29/33 (a) 1,547
2,255,000 Paraguay Government International Bond
144A, 5.60%, 3/13/48 (a) 2,154
2,765,000 Paraguay Government International Bond
144A, 5.85%, 8/21/33 (a) 2,898
4,440,000 Paraguay Government International Bond
144A, 6.00%, 2/09/36 (a) 4,723
5,745,000 Paraguay Government International Bond
144A, 6.10%, 8/11/44 (a) 5,881
17,203
Peru (PEN) (4%
)
85,721,000 Peru Government Bond 144A, 6.85%, 8/12/35
PEN (a)(b)(d) 27,421
Principal
or Shares Security Description
Value
(000)
31,745,000 Peruvian Government International Bond
144A, 6.90%, 8/12/37 PEN (a)(b) $ 9,942
37,363
Peru (USD) (2%
)
450,000 Banco de Credito del Peru S.A. 144A, (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.450%), 3.25%, 9/30/31 (a)(e) 445
3,270,000 Banco de Credito del Peru S.A. 144A, (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 1.961%), 5.65%, 1/15/37 (a)(e) 3,306
2,163,000 Cia de Minas Buenaventura SAA 144A, 6.80%,
2/04/32 (a) 2,257
5,785,000 Peruvian Government International Bond ,
3.60%, 1/15/72  3,663
4,540,000 Peruvian Government International Bond ,
5.88%, 8/08/54  4,465
5,890,000 Peruvian Government International Bond ,
6.20%, 6/30/55  6,031
490,000 Pluspetrol Camisea SA/Pluspetrol Lote 56 SA
144A, 6.24%, 7/03/36 (a) 519
1,635,000 Scotiabank Peru SAA 144A, (1 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
2.309%), 6.10%, 10/01/35 (a)(e)(h) 1,701
22,387
Philippines (USD) (1%
)
4,565,000 Philippine Government International Bond ,
3.70%, 3/01/41  3,785
2,045,000 Philippine Government International Bond ,
5.50%, 1/17/48  2,018
4,245,000 Philippine Government International Bond ,
5.90%, 2/04/50  4,424
10,227
Poland (USD) (1%
)
2,230,000 Republic of Poland Government International
Bond Series 10Y, 5.38%, 2/12/35  2,297
2,900,000 Republic of Poland Government International
Bond Series 30Y, 5.50%, 4/04/53  2,759
4,790,000 Republic of Poland Government International
Bond Series 30Y, 5.50%, 3/18/54  4,561
9,617
Qatar (USD) (0%
)
1,790,000 Qatar Government International Bond 144A,
4.82%, 3/14/49 (a) 1,659
3,050,000 Qatar Government International Bond 144A,
5.10%, 4/23/48 (a) 2,973
4,632
Romania (EUR) (0%
)
2,726,000 Romanian Government International Bond
144A, 4.63%, 4/03/49 EUR (a)(b) 2,697
1,430,000 Romanian Government International Bond
144A, 5.63%, 2/22/36 EUR (a)(b) 1,734
4,431
Romania (RON) (1%
)
57,455,000 Romania Government Bond Series 7Y, 8.00%,
4/29/30 RON (b) 14,237
Romania (USD) (2%
)
3,000,000 Romanian Government International Bond
144A, 3.00%, 2/27/27 (a) 2,960

Principal
or Shares Security Description
Value
(000)
9,020,000 Romanian Government International Bond
144A, 5.75%, 3/24/35 (a) $ 8,967
2,320,000 Romanian Government International Bond
144A, 6.13%, 1/22/44 (a) 2,258
2,550,000 Romanian Government International Bond
144A, 7.50%, 2/10/37 (a) 2,840
17,025
Saudi Arabia (USD) (2%
)
8,910,000 Saudi Arabian Oil Co. 144A, 4.25%,
4/16/39 (a) 8,001
2,135,000 Saudi Arabian Oil Co. 144A, 5.75%,
7/17/54 (a) 2,029
3,550,000 Saudi Government International Bond 144A,
3.25%, 11/17/51 (a) 2,309
7,025,000 Saudi Government International Bond 144A,
3.45%, 2/02/61 (a) 4,417
5,655,000 Saudi Government International Bond 144A,
3.75%, 1/21/55 (a) 3,958
2,935,000 Saudi Government International Bond 144A,
5.25%, 1/16/50 (a) 2,715
23,429
Senegal (USD) (0%
)
2,850,000 Senegal Government International Bond 144A,
6.25%, 5/23/33 (a) 1,655
3,330,000 Senegal Government International Bond 144A,
6.75%, 3/13/48 (a) 1,808
3,463
South Africa (USD) (3%
)
3,520,000 Republic of South Africa Government
International Bond Series 12Y, 4.30%,
10/12/28  3,491
8,835,000 Republic of South Africa Government
International Bond Series 30Y, 5.65%, 9/27/47  7,320
4,780,000 Republic of South Africa Government
International Bond Series 30Y, 5.75%, 9/30/49  3,944
4,450,000 Republic of South Africa Government
International Bond Series 12Y, 5.88%, 6/22/30  4,587
1,905,000 Republic of South Africa Government
International Bond 144A, 7.10%, 11/19/36 (a) 2,022
2,970,000 Republic of South Africa Government
International Bond 144A, 7.25%, 12/11/55 (a) 2,888
3,690,000 Republic of South Africa Government
International Bond Series 30Y, 7.30%, 4/20/52  3,646
27,898
South Africa (ZAR) (2%
)
111,630,000 Republic of South Africa Government Bond
Series 2037, 8.50%, 1/31/37 ZAR (b) 6,973
51,130,000 Republic of South Africa Government Bond
Series 2048, 8.75%, 2/28/48 ZAR (b) 3,128
126,790,000 Republic of South Africa Government Bond
Series 2040, 9.00%, 1/31/40 ZAR (b) 8,046
18,147
Spain (USD) (0%
)
1,097,536 AI Candelaria -spain- SA 144A, 7.50%,
12/15/28 (a) 1,125
Sri Lanka (USD) (2%
)
5,550,840 Sri Lanka Government International Bond
144A, 3.10%, 1/15/30 (a) 5,484
4,915,164 Sri Lanka Government International Bond
144A, 3.35%, 3/15/33 (a) 4,516
Principal
or Shares Security Description
Value
(000)
2,303,369 Sri Lanka Government International Bond
144A, 3.60%, 5/15/36 (a) $ 2,278
4,358,677 Sri Lanka Government International Bond
144A, 3.60%, 2/15/38 (a) 4,321
2,538,606 Sri Lanka Government International Bond
144A, 4.00%, 4/15/28 (a) 2,483
19,082
Supranational (INR) (0%
)
66,000,000 European Bank for Reconstruction &
Development , 6.75%, 3/14/31 INR (b) 706
Supranational (ZAR) (0%
)
67,200,000 African Development Bank , 9.33%, 4/05/46
ZAR (b)(c) 783
Turkey (TRY) (1%
)
193,565,000 Turkiye Government Bond Series 5Y, 17.30%,
7/19/28 TRY (b) 3,496
207,350,000 Turkiye Government Bond Series 5Y, 30.00%,
9/12/29 TRY (b) 4,709
8,205
Turkey (USD) (3%
)
4,230,000 Hazine Mustesarligi Varlik Kiralama AS 144A,
8.51%, 1/14/29 (a) 4,634
1,655,000 Limak Cimento Sanayi ve Ticaret AS 144A,
9.75%, 7/25/29 (a) 1,690
2,095,000 Turkiye Government International Bond Series
11Y, 4.25%, 4/14/26  2,098
5,305,000 Turkiye Government International Bond Series
10Y, 5.88%, 6/26/31  5,268
1,070,000 Turkiye Government International Bond Series
30Y, 6.00%, 1/14/41  948
3,375,000 Turkiye Government International Bond Series
7Y, 7.13%, 2/12/32  3,534
5,050,000 Turkiye Government International Bond ,
7.25%, 5/29/32  5,302
2,755,000 Turkiye Government International Bond ,
9.13%, 7/13/30  3,125
1,705,000 Yapi ve Kredi Bankasi AS 144A, (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 5.499%), 9.74% (a)(e)(f) 1,794
28,393
Ukraine (USD) (2%
)
9,846,300 Ukraine Government International Bond 144A,
4.00%, 2/01/32 (a) 7,862
109,127 Ukraine Government International Bond 144A,
4.50%, 2/01/29 (a) 85
588,922 Ukraine Government International Bond ,
4.50%, 2/01/29 (d) 460
3,947,407 Ukraine Government International Bond 144A,
4.50%, 2/01/34 (a) 2,495
505,614 Ukraine Government International Bond ,
4.50%, 2/01/34 (d) 320
3,561,258 Ukraine Government International Bond 144A,
4.50%, 2/01/35 (a) 2,219
577,845 Ukraine Government International Bond ,
4.50%, 2/01/35 (d) 360
2,892,488 Ukraine Government International Bond 144A,
4.50%, 2/01/36 (a) 1,763
72,231 Ukraine Government International Bond ,
4.50%, 2/01/36 (d) 44
759,110 Ukraine Government International Bond 144A,
16.60%, 2/01/34 (a)(c) 373

Payden Mutual Funds
Payden Emerging Markets Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
593,240 Ukraine Government International Bond 144A,
18.44%, 2/01/30 (a)(c) $ 377
78,912 Ukraine Government International Bond ,
18.44%, 2/01/30 (c)(d) 50
16,408
United Arab Emirates (USD) (1%
)
9,318,000 Abu Dhabi Crude Oil Pipeline LLC 144A,
4.60%, 11/02/47 (a) 8,607
2,415,000 Abu Dhabi Developmental Holding Co. PJSC
144A, 5.25%, 10/02/54 (a) 2,311
1,943,134 Acwa Power Management And Investments
One Ltd. 144A, 5.95%, 12/15/39 (a) 2,000
1,580,000 MDGH GMTN RSC Ltd. 144A, 5.08%,
5/22/53 (a) 1,483
2,300,000 UAE International Government Bond 144A,
4.95%, 7/07/52 (a) 2,173
16,574
United Kingdom (EGP) (1%
)
338,950,000 Goldman Sachs International 144A, 26.89%,
5/21/26 EGP (a)(b)(c)(d) 6,761
United States (EGP) (1%
)
245,842,600 Citigroup Global Markets Holdings Inc.
EMNT 144A, 25.50%, 3/05/26 EGP (a)(b)(c) 5,148
136,500,000 Citigroup Global Markets Holdings Inc. 144A,
26.80%, 3/05/26 EGP (a)(b)(c) 2,858
250,590,089 Citigroup Global Markets Holdings Inc. 144A,
26.80%, 3/05/26 EGP (a)(b)(c) 5,248
13,254
United States (NGN) (2%
)
15,288,000,000 Citigroup Global Markets Holdings Inc. 144A,
21.58%, 5/07/26 NGN (a)(b)(c) 10,505
6,770,000,000 Citigroup Global Markets Holdings Inc.
EMNT 144A, 22.05%, 2/19/26 NGN (a)(b)(c) 4,862
15,367
United States (USD) (1%
)
9,820,000 U.S. Treasury Bill , 2.20%, 2/05/26 (c) 9,817
Uruguay (USD) (0%
)
2,210,000 Uruguay Government International Bond ,
5.44%, 2/14/37  2,284
Uzbekistan (USD) (2%
)
3,555,000 Navoi Mining & Metallurgical Combinat 144A,
6.75%, 5/14/30 (a) 3,752
2,975,000 Navoiyuran State Enterprise 144A, 6.70%,
7/02/30 (a) 3,046
4,350,000 Republic of Uzbekistan International Bond
144A, 3.70%, 11/25/30 (a) 4,076
4,080,000 Republic of Uzbekistan International Bond
144A, 5.38%, 2/20/29 (a) 4,117
3,200,000 Republic of Uzbekistan International Bond
144A, 7.85%, 10/12/28 (a) 3,430
18,421
Venezuela (USD) (2%
)
3,630,000 Petroleos de Venezuela SA , 5.38%, 4/12/27 (d)
(g) 1,062
Principal
or Shares Security Description
Value
(000)
3,220,000 Petroleos de Venezuela SA , 6.00%, 11/15/26 (d)
(g) $ 974
1,122,500 Petroleos de Venezuela SA , 8.50%, 10/27/26 (d)
(g) 1,147
2,890,000 Petroleos de Venezuela SA , 9.00%, 11/17/26 (d)
(g) 1,040
1,640,000 Petroleos de Venezuela SA , 12.75%, 2/17/27 (d)
(g) 635
1,420,000 Venezuela Government International Bond ,
7.00%, 3/31/38 (d)(g) 547
4,560,000 Venezuela Government International Bond ,
7.65%, 4/21/99 (d)(g) 1,676
12,420,000 Venezuela Government International Bond ,
7.75%, 10/13/26 (d)(g) 4,348
3,375,000 Venezuela Government International Bond ,
8.25%, 10/13/26 (d)(g) 1,249
4,870,000 Venezuela Government International Bond ,
9.25%, 9/15/27 (g) 2,107
14,785
Virgin Islands (British) (USD) (0%
)
3,125,000 Central American Bottling Corp./CBC Bottling
Holdco SL/Beliv Holdco SL 144A, 5.25%,
4/27/29 (a) 3,111
Zambia (USD) (0%
)
2,326,963 Zambia Government International Bond 144A,
0.50%, 12/31/53 (a) 1,682
2,116,539 Zambia Government International Bond 144A,
5.75%, 6/30/33 (a) 2,070
3,752
Total Bond
(Cost - $910,968) 956,471
Investment Company (3%)
25,039,965 Payden Cash Reserves Money Market Fund *
(Cost - $25,040)
25,040
Total Investments (Cost - $936,008)  (99%)
981,511
Other Assets, net of Liabilities ( 1% )
12,649
Net Assets (100%)
$ 994,160
* Affiliated investment.
(a) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(b) Principal in foreign currency.
(c) Yield to maturity at time of purchase.
(d) Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(e) Floating rate security. The rate shown reflects the rate in effect at January
31, 2026.
(f) Perpetual security with no stated maturity date.
(g) Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(h) All or a portion of these securities are on loan. At January 31, 2026, the total market value of the Fund’s securities on loan is $1,741 and the total market value of the collateral held by the Fund is $1,807. Amounts in 000s.

Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
(000s)
Assets:
BRL 43,216
USD  7,786 HSBC Bank USA, N.A. 02/12/2026 $ 402
CNH 63,993
USD  9,179 HSBC Bank USA, N.A. 03/19/2026 40
COP 90,188,000
USD  24,300 BNP PARIBAS 02/12/2026 36
CZK 235,740
USD  11,373 BNP PARIBAS 03/30/2026 115
EUR 16,701
USD  19,732 BNP PARIBAS 03/18/2026 110
EUR 2,224
USD  2,624 HSBC Bank USA, N.A. 03/18/2026 19
EUR 7,527
USD  8,910 Morgan Stanley 03/18/2026 33
HUF 3,148,200
USD  9,434 HSBC Bank USA, N.A. 04/20/2026 297
IDR 163,131,000
USD  9,657 BNP PARIBAS 04/13/2026 50
MXN 8,640
USD  469 HSBC Bank USA, N.A. 03/23/2026 23
PHP 1,196,980
USD  20,219 HSBC Bank USA, N.A. 02/12/2026 103
TRY 257,916
USD  5,560 Barclays Bank PLC 04/20/2026 22
USD 756
INR  67,640 BNP PARIBAS 02/12/2026 21
USD 14,645
CHF  11,204 BNP PARIBAS 02/27/2026 110
ZAR 43,270
USD  2,606 HSBC Bank USA, N.A. 03/19/2026 62
1,443
Liabilities:
PEN 97,875 USD  29,161 BNP PARIBAS 02/20/2026 (125)
USD 9,910 BRL  52,752 BNP PARIBAS 02/12/2026 (85)
USD 23,991 COP  91,247,000 BNP PARIBAS 02/12/2026 (631)
USD 38,057 PEN  128,443 BNP PARIBAS 02/20/2026 (46)
USD 12,810 EUR  10,950 BNP PARIBAS 03/18/2026 (200)
USD 5,327 ZAR  89,800 BNP PARIBAS 03/19/2026 (212)
USD 14,393 BRL  78,121 HSBC Bank USA, N.A. 02/12/2026 (409)
USD 20,182 PHP  1,198,070 HSBC Bank USA, N.A. 02/12/2026 (159)
USD 19,013 EUR  16,119 HSBC Bank USA, N.A. 03/18/2026 (138)
USD 18,643 CNH  131,580 HSBC Bank USA, N.A. 03/19/2026 (314)
USD 12,675 ZAR  219,070 HSBC Bank USA, N.A. 03/19/2026 (836)
USD 26,821 MXN  498,730 HSBC Bank USA, N.A. 03/23/2026 (1,575)
USD 9,597 HUF  3,148,200 HSBC Bank USA, N.A. 04/20/2026 (133)
USD 7,288 EUR  6,239 Morgan Stanley 03/18/2026 (124)
USD 16,503 EUR  13,904 Morgan Stanley 03/18/2026 (16)
USD 10,223 IDR  173,300,000 Morgan Stanley 04/13/2026 (89)
USD 9,559 EUR  8,122 Wells Fargo Securities LLC 03/18/2026 (90)
(5,182)
Net Unrealized Appreciation (Depreciation)
$(3,739)
Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Appreciation
(Depreciation)
(000s)
Long Contracts:
U.S. Long Bond Future 191 Mar-26 $ 21,989 $ (108) $ (108)
U.S. Treasury 2-Year Note Future 225 Mar-26 46,911 (55) (55)
U.S. Treasury 5-Year Note Future 142 Mar-26 15,468 (110) (110)
U.S. Ultra Bond Future 90 Mar-26 10,569 (245) (245)
a a
(518)
Short Contracts:
U.S. 10-Year Ultra Future 144 Mar-26 (16,439) 270 270
a a
Total Futures
$(248)

Payden Mutual Funds
Payden Emerging Markets Bond Fund
continued
Open Centrally Cleared Interest Rate Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Appreciation/
(Depreciation)
(000s)
8-Year Interest Rate Swap, Pay Fixed 1.341% Annually,
Receive Variable 1.935% (ESTRON) Annually 10/17/2030 EUR 2,250 $111 $– $111
8-Year SOFR Swap, Receive Fixed 2.776% Annually, Pay
Variable 3.889% (SOFRRATE) Annually 10/17/2030 USD 2,534 (89) – (89)
9-Year Interest Rate Swap, Pay Fixed 2.079% Annually,
Receive Variable 1.934% (ESTRON) Annually 10/30/2031 EUR 5,215 79 – 79
9-Year SOFR Swap, Receive Fixed 2.921% Annually, Pay
Variable 3.840% (SOFRRATE) Annually 10/30/2031 USD 5,530 (202) – (202)
$(101) $– $(101)